Summary of significant transactions - Terms of the collaboration relating to our drug discovery platform (Details) - Gilead collaboration agreement for drug discovery platform	Jul. 14, 2019 USD ($)
Summary Of Significant Transaction [line items]
Programs Option Right Sharing Period	10 years
Opt-In Payments to be Received for Each program collaboration Opted	$ 150,000,000
Minimum | Outside Europe
Summary Of Significant Transaction [line items]
Tiered Royalties Percentage on Net Sales	20.00%
Maximum | Outside Europe
Summary Of Significant Transaction [line items]
Tiered Royalties Percentage on Net Sales	24.00%